Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Pioneer Core Trust I
Entity Central Index Key	0001823387
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000224331 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer High Income Municipal Portfolio
Class Name	Pioneer High Income Municipal Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer High Income Municipal Portfolio (“Portfolio”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pioneer High Income Municipal Portfolio	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected the Portfolio performance?
  For the fiscal year ended August 31, 2024, the Portfolio returned 9.54%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg Municipal Bond Total Return Index, returned 6.09%. The performance benchmark, the Bloomberg High Yield Municipal Total Return Index, returned 12.38% over the period.
  Top relative sector performances included underweights to the underperforming state & local general obligation and transportation sectors, while taxable bonds also performed well. The top sector detractors included overweights to higher education and charter schools.
  Shorter duration positioning within the tobacco master settle agreement (Tobacco MSA) sector detracted from relative performance as rates fell during the period.
  Security selection was positive in many sectors, including electric utilities, housing, and state general obligation bonds.
  From a ratings perspective, almost all rating cohorts in the portfolio were accretive to performance, with the exception of high quality, long duration AA rated bonds that were sold after the rate rising period in the fall of 2023. The below-investment grade and unrated (high yield) sections of the credit spectrum in the portfolio generated positive net returns but detracted from Portfolio performance relative to the performance benchmark primarily due to security selection within the charter school and special tax sectors.
  Select taxable bonds, which offer yields comparable to their tax-exempt counterparts, were additive to Portfolio performance. These included Tobacco MSA bonds and revenue bonds issued for the benefit of environmental improvement.
  The top performing state & territory exposures in the Portfolio included: Indiana, Puerto Rico, California, Michigan and Pennsylvania. The bottom five states based on total return were New York, Texas, Wisconsin, Ohio and Arizona.
  In the second half of the period, the Portfolio increased exposure modestly to municipal bonds originated in Puerto Rico. This has been beneficial to returns relative to the performance benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in the Portfolio, compared to that of the Bloomberg Municipal Bond Total Return Index and the Bloomberg High Yield Municipal Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception*
Pioneer High Income Municipal Portfolio	9.54%	0.00%
Bloomberg Municipal Bond Total Return Index	6.09%	0.02%
Bloomberg High Yield Municipal Total Return Index	12.38%	2.36%
*
Performance of the Portfolio shown in the graph and table above is from the inception of the Portfolio on 12/21/20 through 8/31/24. Index information shown in the graph and table above is from 12/31/20 through 8/31/24.

Performance Inception Date	Dec. 21, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 1,108,290,083	[1]
Holdings Count | Holding	261	[2]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of August 31, 2024)
Portfolio net assets^	$1,108,290,083%
Total number of portfolio holdings	261^^
Total advisory fee paid	$0
Portfolio turnover rate	30%
^
All investors in the Portfolio were funds advised by the investment adviser of the Portfolio. At August 31, 2024, Pioneer High Income Municipal Fund owned approximately 99.999% of the Portfolio and Pioneer MAP - High Income Municipal Fund owned approximately 0.001% of the Portfolio.

^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
STATE DIVERSIFICATION
(as of August 31, 2024)*
New York	15.4%
California	12.2%
Indiana	10.3%
Pennsylvania	6.5%
Texas	6.1%
Colorado	5.9%
Illinois	5.5%
Puerto Rico	5.2%
Virginia	4.3%
Florida	4.2%
Other States	24.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Portfolio’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Portfolio’s Board of Trustees will be asked to approve a reorganization of the Portfolio into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Portfolio would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Portfolio will be submitted to the shareholders of the Portfolio for their approval.  There is no assurance that the Board or the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by December 28, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Portfolio. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Portfolio for fiscal periods ending after March 25, 2024.

[1]	All investors in the Portfolio were funds advised by the investment adviser of the Portfolio. At August 31, 2024, Pioneer High Income Municipal Fund owned approximately 99.999% of the Portfolio and Pioneer MAP - High Income Municipal Fund owned approximately 0.001% of the Portfolio.
[2]	Excluding short-term investments and all derivative contracts except for options purchased.